UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2020

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Global Bond Fund
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2020
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Country as of June 30, 2020. (unaudited)
Country	Percentage of Fund Investments
United States	51.86%
Japan	10.35
France	3.78
Italy	3.01
Germany	2.95
United Kingdom	2.45
Spain	2.33
Singapore	1.81
Brazil	1.73
Mexico	1.58
Canada	1.50
South Korea	1.47
Belgium	1.38
Netherlands	1.29
Australia	1.17
Norway	0.95
Luxembourg	0.85
India	0.76
Argentina	0.75
Cayman Islands	0.70
Portugal	0.63
Ireland	0.59
Greece	0.58
Malaysia	0.56
Cyprus	0.50
Indonesia	0.41
Colombia	0.36
Philippines	0.36
Thailand	0.35
Ukraine	0.26
United Arab Emirates	0.24
Ghana	0.22
Finland	0.21
Israel	0.19
Qatar	0.18
Serbia	0.17
Panama	0.16
Hungary	0.16
Denmark	0.15
Croatia	0.15
Poland	0.15
Egypt	0.14
Togo	0.13
Romania	0.10
Peru	0.09
Chile	0.09
Venezuela	0.09
Uruguay	0.06
Kazakhstan	0.05
Total	100.00%

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Institutional Class
Actual	$1,000.00	$ 992.50	$3.27
Hypothetical (5% return before expenses)	$1,000.00	$1,021.60	$3.32
Investor Class
Actual	$1,000.00	$ 991.40	$5.00
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.07
* Expenses are equal to the Fund's annualized expense ratio of 0.66% for the Institutional Class shares and 1.01% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 3.66%
575,000	Ascentium Equipment Receivables(b) Series 2019-2A Class A3 2.19%, 11/10/2026	$ 583,487
595,000	Bank of the West Auto Trust(b) Series 2019-1 Class A3 2.43%, 04/15/2024	609,711
850,000	BMW Canada Automobile Trust Series 2019-1 Class A3 CAD, 2.35%, 02/20/2024	630,826
300,000	Carmax Auto Owner Trust Series 2019-3 Class A3 2.18%, 08/15/2024	308,605
325,000	CNH Equipment Trust Series 2020-A Class A4 1.51%, 04/15/2027	330,163
	Dell Equipment Finance Trust(b)
	Series 2018-2 Class B
275,000	3.55%, 10/22/2023	280,197
	Series 2018-2 Class C
325,000	3.72%, 10/22/2023	330,455
335,000	Drive Auto Receivables Trust Series 2019-4 Class B 2.23%, 01/16/2024	339,361
693,277	Driver Australia Six Trust(c) Series 6 Class A AUD, 0.99%, 12/21/2027 1-mo. BBSW + 0.90%	474,204
375,000	DT Auto Owner Trust(b) Series 2019-4A Class B 2.36%, 01/16/2024	380,098
975,000	E-Carat 11 PLC(c) GBP, 0.65%, 05/18/2028 1-mo. SONIA + 0.58%	1,199,374
550,000	Enterprise Fleet Financing LLC(b) Series 2019-3 Class A3 2.19%, 05/20/2025	561,304
720,184	Ford Automobile Trust(b) Series 2019-AA Class A2 CAD, 2.35%, 06/15/2023	534,435
	GM Financial Automobile Leasing Trust
	Series 2018-3 Class B
205,000	3.48%, 07/20/2022	208,093
	Series 2018-3 Class C
400,000	3.70%, 07/20/2022	405,845
	Series 2019-2 Class C
1,100,000	3.12%, 03/20/2023	1,116,231
450,000	Golden Credit Card Trust(b) Series 2018-4A Class A 3.44%, 10/15/2025	483,883
445,144	Invitation Homes Trust(b)(c) Series 2018-SFR4 Class A 1.29%, 01/17/2038 1-mo. LIBOR + 1.10%	444,168
Principal Amount(a)		Fair Value
Non-Agency — (continued)
600,000	Magnetite XVII Ltd(b)(c) Series 2016-17A Class AR 2.24%, 07/20/2031 3-mo. LIBOR + 1.10%	$ 584,717
750,000	Master Credit Card Trust II(b)(c) Series 2018-1A Class A 0.68%, 07/21/2024 1-mo. LIBOR + 0.49%	744,650
625,000	MBarc Credit Canada Inc(b) Series 2019-AA Class A3 CAD, 2.72%, 10/16/2023	464,551
575,000	Penarth Master Issuer PLC(b)(c) Series 2018-2A Class A1 0.64%, 09/18/2022 1-mo. LIBOR + 0.45%	574,666
250,000	SCF Equipment Leasing LLC(b) Series 2019-1A Class A2 3.23%, 10/20/2024	248,412
	Silver Arrow Canada LP(b)
	Series 2018-1A Class A3
650,000	CAD, 3.17%, 08/15/2025	488,022
	Series 2019-1A Class A3
675,000	CAD, 2.40%, 08/15/2026	503,247
1,145,128	Starwood Waypoint Homes Trust(b)(c) Series 2017-1 Class A 1.13%, 01/17/2035 1-mo. LIBOR + 0.95%	1,140,182
550,000	Taconic Park Ltd(b)(c) Series 2016-1A Class A1R 2.14%, 01/20/2029 3-mo. LIBOR + 1.00%	538,850
1,000,000	Tesla Auto Lease Trust(b) Series 2019-A Class B 2.41%, 12/20/2022	1,013,970
575,000	Tricon American Homes Trust(b) Series 2019-SFR1 Class A 2.75%, 03/17/2038	598,645
		16,120,352
U.S. Government Agency — 0.21%
310,000	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates Series 2017-SR01 Class A3 3.09%, 11/25/2027	335,603
548,470	Federal National Mortgage Association Grantor Trust Series 2017-T1 Class A 2.90%, 06/25/2027	603,679
		939,282
TOTAL ASSET-BACKED SECURITIES — 3.87% (Cost $16,788,705)		$ 17,059,634

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
CORPORATE BONDS AND NOTES
Basic Materials — 0.48%
	Air Products & Chemicals Inc
125,000	1.50%, 10/15/2025	$ 129,262
125,000	1.85%, 05/15/2027	130,951
	Anglo American Capital PLC
140,000	EUR, 1.63%, 09/18/2025	157,484
260,000	EUR, 1.63%, 03/11/2026	289,497
200,000	Nutrien Ltd 1.90%, 05/13/2023	206,391
215,000	Sherwin-Williams Co 2.30%, 05/15/2030	219,212
190,000	Southern Copper Corp 5.88%, 04/23/2045	245,253
	Steel Dynamics Inc
140,000	2.40%, 06/15/2025	144,191
200,000	3.45%, 04/15/2030	209,025
175,000	3.25%, 01/15/2031	177,849
190,000	Yara International ASA(b) 3.15%, 06/04/2030	197,524
		2,106,639
Communications — 3.00%
	AT&T Inc
370,000	EUR, 0.25%, 03/04/2026	400,287
350,000	EUR, 2.05%, 05/19/2032	408,837
300,000	EUR, 1.80%, 09/14/2039	315,184
365,000	CCO Holdings LLC / CCO Holdings Capital Corp(b) 4.50%, 08/15/2030	372,483
70,000	CenturyLink Inc(b) 4.00%, 02/15/2027	67,755
675,000	CK Hutchison Group Telecom Finance SA EUR, 1.13%, 10/17/2028	747,211
	Comcast Corp
300,000	3.70%, 04/15/2024	332,918
450,000	2.65%, 02/01/2030	489,284
375,000	EUR, 0.75%, 02/20/2032	409,344
450,000	3.75%, 04/01/2040	529,317
470,000	Lamar Media Corp(b) 3.75%, 02/15/2028	443,116
580,000	Level 3 Financing Inc(b) 4.25%, 07/01/2028	579,234
1,000,000	Orange SA EUR, 0.42%, 09/04/2026	1,094,432
650,000	Tencent Holdings Ltd(b) 2.39%, 06/03/2030	649,033
	T-Mobile USA Inc
525,000	3.50%, 04/15/2025(b)	572,261
725,000	3.75%, 04/15/2027(b)	804,388
600,000	4.75%, 02/01/2028	633,618
600,000	VEON Holdings BV 3.95%, 06/16/2021	607,404
	Verizon Communications Inc
305,000	4.02%, 12/03/2029	364,576
275,000	3.15%, 03/22/2030	310,840
775,000	4.00%, 03/22/2050	975,648
325,000	Vodafone Group PLC(d) EUR, 3.10%, 01/03/2079	365,136
Principal Amount(a)		Fair Value
Communications — (continued)
375,000	VTR Comunicaciones SpA(b) 5.13%, 01/15/2028	$ 382,688
1,025,000	Walt Disney Co 4.70%, 03/23/2050	1,336,638
		13,191,632
Consumer, Cyclical — 1.83%
200,000	CK Hutchison Europe Finance Ltd EUR, 1.25%, 04/13/2025	226,526
320,000	CK Hutchison Finance II Ltd EUR, 0.88%, 10/03/2024	358,591
925,000	Dollar General Corp 3.50%, 04/03/2030	1,036,129
	Home Depot Inc
525,000	2.70%, 04/15/2030	576,360
1,175,000	3.35%, 04/15/2050	1,339,992
460,000	Lennar Corp 4.75%, 11/29/2027	499,100
375,000	Marriott International Inc 5.75%, 05/01/2025	408,683
	McDonald's Corp
140,000	3.60%, 07/01/2030	161,023
450,000	4.20%, 04/01/2050	545,068
325,000	O'Reilly Automotive Inc 4.20%, 04/01/2030	380,504
600,000	Sands China Ltd(b) 4.38%, 06/18/2030	624,192
	Starbucks Corp
1,050,000	2.55%, 11/15/2030	1,101,113
125,000	3.50%, 11/15/2050	131,328
600,000	Target Corp 2.65%, 09/15/2030	659,143
		8,047,752
Consumer, Non-Cyclical — 3.87%
	AbbVie Inc(b)
175,000	2.95%, 11/21/2026	191,488
200,000	4.25%, 11/21/2049	239,742
1,100,000	Amgen Inc 2.30%, 02/25/2031	1,150,838
1,375,000	Anheuser-Busch InBev Worldwide Inc 3.50%, 06/01/2030	1,545,726
225,000	Bristol-Myers Squibb Co(b) 2.88%, 08/15/2020	225,652
125,000	Centene Corp 3.38%, 02/15/2030	126,214
	Cigna Corp
225,000	3.40%, 09/17/2021	232,608
625,000	3.40%, 03/15/2050	673,306
225,000	Conagra Brands Inc 3.80%, 10/22/2021	233,834
	Constellation Brands Inc
165,000	2.88%, 05/01/2030	174,787
50,000	3.75%, 05/01/2050	54,306
	CVS Health Corp
225,000	2.80%, 07/20/2020	225,202

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-cyclical — (continued)
190,000	2.63%, 08/15/2024	$ 202,873
400,000	3.88%, 07/20/2025	449,199
600,000	3.75%, 04/01/2030	689,934
190,000	5.05%, 03/25/2048	247,146
425,000	4.25%, 04/01/2050	511,202
200,000	Danaher Corp EUR, 2.50%, 03/30/2030	257,369
	DH Europe Finance II SARL
475,000	EUR, 0.20%, 03/18/2026	524,663
500,000	2.60%, 11/15/2029	531,981
345,000	Elanco Animal Health Inc 5.65%, 08/28/2028	382,536
	Estee Lauder Cos Inc
35,000	2.00%, 12/01/2024	36,861
230,000	2.38%, 12/01/2029	246,226
	HCA Inc
120,000	5.88%, 02/01/2029	135,791
223,000	3.50%, 09/01/2030	214,735
	Keurig Dr Pepper Inc
225,000	3.55%, 05/25/2021	231,253
650,000	4.06%, 05/25/2023	708,859
	Kraft Heinz Foods Co
155,000	3.88%, 05/15/2027(b)	161,946
220,000	4.63%, 01/30/2029	237,113
130,000	4.25%, 03/01/2031(b)	137,805
115,000	4.88%, 10/01/2049(b)	117,063
150,000	Medtronic Global Holdings SCA EUR, 1.63%, 03/07/2031	183,519
300,000	Molina Healthcare Inc(b) 4.38%, 06/15/2028	300,750
	PayPal Holdings Inc
500,000	2.40%, 10/01/2024	530,684
375,000	2.30%, 06/01/2030	389,699
1,600,000	PepsiCo Inc 3.63%, 03/19/2050	1,945,736
	Pfizer Inc
110,000	2.95%, 03/15/2024	119,022
105,000	3.45%, 03/15/2029	122,665
	Takeda Pharmaceutical Co Ltd
310,000	EUR, 3.00%, 11/21/2030	408,029
950,000	EUR, 2.00%, 07/09/2040	1,059,849
350,000	United Rentals North America Inc 4.00%, 07/15/2030	338,531
	UnitedHealth Group Inc
325,000	2.38%, 08/15/2024	345,828
160,000	2.88%, 08/15/2029	178,584
		17,021,154
Energy — 3.75%
325,000	Abu Dhabi Crude Oil Pipeline LLC(b) 4.60%, 11/02/2047	383,971
1,875,000	BP Capital Markets PLC(d)(e) 4.38%, Perpetual	1,903,125
650,000	Cameron LNG LLC(b) 2.90%, 07/15/2031	695,743
Principal Amount(a)		Fair Value
Energy — (continued)
725,000	Cheniere Corpus Christi Holdings LLC(b) 3.70%, 11/15/2029	$ 742,365
	Diamondback Energy Inc
525,000	2.88%, 12/01/2024	525,867
250,000	5.38%, 05/31/2025	257,343
625,000	Enbridge Inc 4.00%, 11/15/2049	657,795
	Energy Transfer Operating LP
625,000	3.60%, 02/01/2023	646,580
150,000	4.50%, 04/15/2024	162,616
190,000	5.25%, 04/15/2029	207,342
500,000	Enterprise Products Operating LLC 2.80%, 01/31/2030	524,267
675,000	EQT Corp 3.00%, 10/01/2022	627,750
575,000	Equinor ASA 3.25%, 11/18/2049	610,852
	Exxon Mobil Corp
475,000	4.23%, 03/19/2040	574,057
125,000	4.33%, 03/19/2050	156,602
325,000	Gazprom PJSC Via Gaz Capital SA EUR, 2.50%, 03/21/2026	374,159
343,000	Genesis Energy LP / Genesis Energy Finance Corp 7.75%, 02/01/2028	305,270
825,000	Occidental Petroleum Corp 8.88%, 07/15/2030	823,969
325,000	Petroleos Mexicanos EUR, 5.13%, 03/15/2023	357,424
1,025,000	Petronas Capital Ltd(b) 4.55%, 04/21/2050	1,297,521
625,000	Plains All American Pipeline LP / PAA Finance Corp 3.55%, 12/15/2029	607,649
975,000	Sinopec Group Overseas Development 2018 Ltd(b) 2.50%, 08/08/2024	1,010,760
1,800,000	Total Capital International SA 3.39%, 06/29/2060	1,852,575
	Western Midstream Operating LP
135,000	3.10%, 02/01/2025	127,740
290,000	4.65%, 07/01/2026	277,762
825,000	4.05%, 02/01/2030	794,013
		16,505,117
Financial — 6.98%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
300,000	2.88%, 08/14/2024	281,502
375,000	6.50%, 07/15/2025	392,862
150,000	4.45%, 10/01/2025	143,988
600,000	Ally Financial Inc 5.75%, 11/20/2025	640,990

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
600,000	American Express Co 2.50%, 07/30/2024	$ 635,345
1,175,000	American International Group Inc 4.38%, 06/30/2050	1,346,328
375,000	American Tower Corp REIT 2.40%, 03/15/2025	394,201
450,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander(b) 5.38%, 04/17/2025	492,480
500,000	Banco Santander SA EUR, 0.88%, 05/09/2031	619,078
1,600,000	Bank of America Corp(c) 4.08%, 03/20/2051 3-mo. LIBOR + 3.15%	1,996,487
525,000	Berkshire Hathaway Inc EUR, 0.22%, 03/12/2025	583,647
1,200,000	Citizens Bank NA 2.25%, 04/28/2025	1,273,433
400,000	Credit Agricole Home Loan SFH SA EUR, 1.25%, 03/24/2031	513,257
545,000	Credit Agricole SA 3.25%, 01/14/2030	584,631
475,000	Crown Castle International Corp REIT 3.30%, 07/01/2030	518,609
	CyrusOne LP / CyrusOne Finance Corp REIT
100,000	2.90%, 11/15/2024	104,923
225,000	EUR, 1.45%, 01/22/2027	242,311
250,000	3.45%, 11/15/2029	260,238
200,000	Development Bank of Kazakhstan JSC 4.13%, 12/10/2022	207,448
250,000	First Republic Bank(c) 1.91%, 02/12/2024 1-yr. SOFR + 0.62%	255,815
	Healthcare Trust of America Holdings LP REIT
230,000	3.50%, 08/01/2026	248,489
260,000	3.10%, 02/15/2030	262,261
925,000	HSBC Holdings PLC 4.95%, 03/31/2030	1,106,977
	ING Groep NV(d)
300,000	EUR, 3.00%, 04/11/2028	353,357
200,000	EUR, 2.00%, 03/22/2030	229,498
240,000	Jackson National Life Global Funding(b) 3.30%, 02/01/2022	249,412
	JPMorgan Chase & Co(c)
1,275,000	4.49%, 03/24/2031 1-yr. SOFR + 3.79%	1,557,599
475,000	2.96%, 05/13/2031 1-yr. SOFR + 2.52%	505,105
625,000	KeyCorp 2.25%, 04/06/2027	653,650
200,000	Korea Development Bank 3.00%, 03/19/2022	206,732
Principal Amount(a)		Fair Value
Financial — (continued)
1,070,000	Kreditanstalt fuer Wiederaufbau EUR, 0.38%, 04/23/2030	$ 1,272,265
510,000	Marsh & McLennan Cos Inc EUR, 1.98%, 03/21/2030	628,979
	Mastercard Inc
150,000	3.30%, 03/26/2027	169,860
450,000	3.35%, 03/26/2030	520,574
725,000	3.85%, 03/26/2050	904,490
295,000	MDGH - GMTN BV 2.50%, 11/07/2024	303,703
975,000	MetLife Inc 4.55%, 03/23/2030	1,206,743
220,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc REIT 5.75%, 02/01/2027	225,500
600,000	PNC Bank NA(c) 2.23%, 07/22/2022 3-mo. LIBOR + 0.44%	610,275
425,000	Pricoa Global Funding I(b) 2.40%, 09/23/2024	449,851
	Prologis LP REIT
100,000	2.13%, 04/15/2027	105,169
325,000	2.25%, 04/15/2030	342,139
650,000	Quicken Loans LLC(b) 5.75%, 05/01/2025	664,488
625,000	Royal Bank of Canada 2.55%, 07/16/2024	663,717
	Royal Bank of Scotland Group PLC
215,000	6.13%, 12/15/2022	234,699
840,000	3.88%, 09/12/2023	905,641
600,000	SBA Tower Trust REIT(b) 2.84%, 01/15/2025	618,608
850,000	Temasek Financial I Ltd EUR, 1.25%, 11/20/2049	1,016,912
725,000	Truist Financial Corp 2.50%, 08/01/2024	771,406
600,000	US Bancorp 2.40%, 07/30/2024	638,659
76,000	VICI Properties LP / VICI Note Co Inc REIT(b) 3.50%, 02/15/2025	71,440
	Visa Inc
950,000	1.90%, 04/15/2027	992,893
250,000	2.05%, 04/15/2030	262,052
	WPC Eurobond BV REIT
100,000	EUR, 2.13%, 04/15/2027	116,192
135,000	EUR, 1.35%, 04/15/2028	149,090
		30,705,998
Industrial — 1.19%
	Boeing Co
150,000	2.80%, 03/01/2024	152,220
95,000	3.20%, 03/01/2029	93,963
1,300,000	5.15%, 05/01/2030	1,450,391
	Carrier Global Corp(b)
450,000	2.49%, 02/15/2027	458,335

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
150,000	2.72%, 02/15/2030	$ 150,352
600,000	Crown Americas LLC / Crown Americas Capital Corp VI 4.75%, 02/01/2026	611,418
750,000	General Electric Co(c)(e) 5.00%, Perpetual 3-mo. LIBOR + 3.33%	588,825
1,025,000	Northrop Grumman Corp 5.25%, 05/01/2050	1,473,931
260,000	Republic Services Inc 2.50%, 08/15/2024	276,565
		5,256,000
Technology — 0.73%
1,300,000	Broadcom Inc(b) 5.00%, 04/15/2030	1,493,854
325,000	Dell International LLC / EMC Corp(b) 6.02%, 06/15/2026	372,604
325,000	Fidelity National Information Services Inc EUR, 1.50%, 05/21/2027	377,200
625,000	Hewlett Packard Enterprise Co 2.25%, 04/01/2023	643,726
340,000	Microsoft Corp 2.53%, 06/01/2050	351,801
		3,239,185
Utilities — 1.81%
	AES Corp
145,000	6.00%, 05/15/2026	151,525
35,000	5.13%, 09/01/2027	36,318
350,000	American Electric Power Co Inc 3.25%, 03/01/2050	358,586
1,425,000	Consolidated Edison Co of New York Inc 3.95%, 04/01/2050	1,695,749
340,000	Duke Energy Indiana LLC 2.75%, 04/01/2050	342,044
205,000	Edison International 4.13%, 03/15/2028	216,783
450,000	EDP Finance BV EUR, 0.38%, 09/16/2026	497,526
575,000	Enel Finance International NV EUR, 0.38%, 06/17/2027	637,712
600,000	Engie SA(d)(e) EUR, 1.38%, Perpetual	654,144
	FirstEnergy Corp
120,000	2.05%, 03/01/2025	123,793
500,000	2.65%, 03/01/2030	521,762
500,000	Iberdrola International BV(d)(e) EUR, 2.63%, Perpetual	577,173
200,000	Infraestructura Energetica Nova SAB de CV 4.88%, 01/14/2048	189,500
370,000	Perusahaan Listrik Negara PT EUR, 1.88%, 11/05/2031	381,606
Principal Amount(a)		Fair Value
Utilities — (continued)
	Southern California Edison Co
600,000	2.85%, 08/01/2029	$ 633,912
450,000	3.65%, 02/01/2050	494,299
400,000	Xcel Energy Inc 3.50%, 12/01/2049	445,969
		7,958,401
TOTAL CORPORATE BONDS AND NOTES — 23.64% (Cost $96,731,547)		$104,031,878
FOREIGN GOVERNMENT BONDS AND NOTES
625,000	Abu Dhabi Government International Bond 2.50%, 09/30/2029	654,688
550,000	African Export-Import Bank 5.25%, 10/11/2023	584,375
	Argentina Treasury Bond BONCER
15,375,000	ARS, 1.10%, 04/17/2021	213,574
100,065,926	ARS, 1.20%, 03/18/2022	1,305,752
36,768,862	ARS, 1.40%, 03/25/2023	436,608
35,388,870	ARS, 1.50%, 03/25/2024	384,672
	Argentine Bonos del Tesoro
13,350,000	ARS, 18.20%, 10/03/2021	143,264
19,210,486	ARS, 16.00%, 10/17/2023	144,460
25,248,000	ARS, 15.50%, 10/17/2026	133,255
4,350,000	Australia Government Bond AUD, 2.25%, 05/21/2028	3,354,092
550,000	Banque Ouest Africaine de Developpement 5.00%, 07/27/2027	572,000
3,215,000	Bonos del Tesoro Nacional en Pesos Badlar(c) ARS, 31.59%, 04/03/2022 BADLARPP + 2.00%	42,640
	Brazil Letras do Tesouro Nacional(g)
2,132 (f)	BRL, (42.39%), 07/01/2020	392,505
23,320 (f)	BRL, 2.09%, 10/01/2020	4,265,821
3,083 (f)	Brazil Notas do Tesouro Nacional Series F BRL, 10.00%, 01/01/2021	588,451
2,175,000	Brazilian Government International Bond 3.88%, 06/12/2030	2,097,353
3,800,000	Bundesobligation EUR, (0.72%), 04/05/2024	4,386,360
6,100,000	Bundesrepublik Deutschland Bundesanleihe EUR, 3.00%, 07/04/2020	6,853,824
850,000	Canadian Government Bond CAD, 3.50%, 12/01/2045	980,518
	Colombian TES
1,189,000,000	COP, 7.00%, 05/04/2022	337,628
3,706,000,000	COP, 10.00%, 07/24/2024	1,210,692
360,000	Corp Andina de Fomento 3.25%, 02/11/2022	369,360

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
500,000	Croatia Government International Bond EUR, 2.75%, 01/27/2030	$ 630,730
	Cyprus Government International Bond
325,000	EUR, 1.25%, 01/21/2040	355,137
795,000	EUR, 2.75%, 05/03/2049	1,102,068
545,000	EUR, 2.25%, 04/16/2050	679,658
2,300,000	Denmark Government Bond DKK, 4.50%, 11/15/2039	654,556
1,030,000	European Investment Bank EUR, 0.63%, 01/22/2029	1,261,694
1,900,000	European Union EUR, 1.38%, 10/04/2029	2,449,285
750,000	Finland Government Bond(b) EUR, 0.50%, 09/15/2027	897,837
	French Republic Government Bond OAT
2,750,000	EUR, (0.61%), 03/25/2023	3,142,158
4,750,000	EUR, 0.25%, 11/25/2026	5,567,236
1,705,000	EUR, 2.00%, 05/25/2048(b)	2,650,504
	Hellenic Republic Government Bond(b)
1,300,000	EUR, 2.00%, 04/22/2027	1,562,065
775,000	EUR, 1.50%, 06/18/2030	894,468
400,000	Hungary Government International Bond 7.63%, 03/29/2041	668,922
	India Government Bond
101,400,000	INR, 8.15%, 06/11/2022	1,437,386
122,960,000	INR, 7.59%, 01/11/2026	1,778,591
	Indonesia Government International Bond
215,000	EUR, 3.75%, 06/14/2028	275,036
335,000	EUR, 1.40%, 10/30/2031	355,520
	Indonesia Treasury Bond
2,198,000,000	IDR, 7.00%, 05/15/2022	158,485
3,887,000,000	IDR, 12.90%, 06/15/2022	307,806
257,000,000	IDR, 10.25%, 07/15/2022	19,524
2,419,000,000	IDR, 5.63%, 05/15/2023	167,020
753,000,000	IDR, 8.38%, 03/15/2024	55,929
42,000,000	Inter-American Development Bank MXN, 7.50%, 12/05/2024	1,960,475
1,375,000	Ireland Government Bond EUR, 1.00%, 05/15/2026	1,664,713
725,000	Israel Government International Bond 2.75%, 07/03/2030	797,674
	Italy Buoni Poliennali Del Tesoro
3,925,000	EUR, 0.65%, 11/01/2020	4,421,887
3,400,000	EUR, 1.35%, 04/15/2022	3,905,691
2,675,000	EUR, 2.70%, 03/01/2047(b)	3,340,372
1,500,000	Japan Bank for International Cooperation 3.38%, 10/31/2023	1,638,246
665,600,000	Japan Government Five Year Bond JPY, 0.10%, 06/20/2021	6,180,479
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
600,500,000	Japan Government Ten Year Bond JPY, 0.80%, 09/20/2023	$ 5,728,762
110,250,000	Japan Government Thirty Year Bond JPY, 0.70%, 12/20/2048	1,053,826
	Japanese Government CPI Linked Bond(h)
1,248,700,000	JPY, 0.10%, 03/10/2027	11,712,120
321,400,000	JPY, 0.10%, 03/10/2028	2,990,612
	Kingdom of Belgium Government Bond(b)
1,025,000	EUR, 1.90%, 06/22/2038	1,473,615
1,355,000	EUR, 1.60%, 06/22/2047	1,914,942
7,267,800,000	Korea Treasury Bond KRW, 1.38%, 12/10/2029	6,034,130
4,300,000	Malaysia Government Bond MYR, 3.89%, 08/15/2029	1,082,215
	Mexican Bonos
428,960 (i)	MXN, 6.50%, 06/09/2022	1,929,420
426,460 (i)	MXN, 6.75%, 03/09/2023	1,950,069
341,910 (i)	MXN, 8.00%, 12/07/2023	1,638,719
567,000 (j)	Mexican Udibonos, Index Linked(h) MXN, 2.50%, 12/10/2020	160,072
1,625,000	Netherlands Government Bond(b) EUR, 0.75%, 07/15/2027	1,986,506
	Norway Government Bond(b)
16,471,000	NOK, 3.00%, 03/14/2024	1,885,216
7,541,000	NOK, 1.75%, 03/13/2025	836,071
4,472,000	NOK, 1.50%, 02/19/2026	493,460
550,000	Panama Government International Bond 4.50%, 04/01/2056	672,931
375,000	Peruvian Government International Bond 2.78%, 01/23/2031	399,938
	Philippine Government International Bond
700,000	EUR, 0.79%, 02/03/2023	770,591
240,000	EUR, 0.88%, 05/17/2027	263,949
425,000	3.70%, 02/02/2042	485,659
1,800,000	Portugal Obrigacoes do Tesouro OT(b) EUR, 3.88%, 02/15/2030	2,675,692
675,000	Qatar Government International Bond(b) 3.75%, 04/16/2030	768,617
1,675,000	Queensland Treasury Corp(b) AUD, 1.75%, 07/20/2034	1,144,175
	Republic of Ghana Government Bonds
260,000	GHC, 18.25%, 09/21/2020	44,969
180,000	GHC, 24.75%, 03/01/2021	32,333
400,000	GHC, 16.50%, 03/22/2021	68,373
1,660,000	GHC, 16.25%, 05/17/2021	282,288
50,000	GHC, 24.50%, 06/21/2021	9,093
300,000	GHC, 24.75%, 07/19/2021	54,846
130,000	GHC, 18.25%, 07/25/2022	22,354
170,000	GHC, 17.60%, 11/28/2022	28,820

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
1,370,000	GHC, 16.50%, 02/06/2023	$ 226,629
970,000	GHC, 19.75%, 03/25/2024	169,291
1,125,000	Republic of Italy Government International Bond 2.88%, 10/17/2029	1,119,602
525,000	Republic of Poland Government International Bond EUR, 1.13%, 08/07/2026	629,648
350,000	Romanian Government International Bond(b) EUR, 3.62%, 05/26/2030	423,957
600,000	Serbia International Bond(b) EUR, 3.13%, 05/15/2027	705,206
8,175,000	Singapore Government Bond SGD, 2.63%, 05/01/2028	6,666,278
	Spain Government Bond(b)
1,825,000	EUR, 4.40%, 10/31/2023	2,373,585
2,175,000	EUR, 0.60%, 10/31/2029	2,499,236
800,000	EUR, 1.25%, 10/31/2030	969,457
2,210,000	EUR, 2.90%, 10/31/2046	3,437,607
39,940,000	Thailand Government Bond THB, 2.88%, 12/17/2028	1,465,729
	Ukraine Government International Bond
475,000	7.75%, 09/01/2020	475,309
335,000	7.75%, 09/01/2022	348,486
300,000	0.42%, 05/31/2040(d)	276,000
225,000	Uruguay Government International Bond 4.38%, 01/23/2031	262,971
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 34.78% (Cost $155,696,056)		$153,076,418
MORTGAGE-BACKED SECURITIES
Non-Agency — 2.02%
	BBCMS Mortgage Trust
	Series 2019-BWAY Class A
500,000	1.15%, 11/25/2034(b)(c) 1-mo. LIBOR + 0.96%	482,529
	Series 2020-C7 Class AS
650,000	2.44%, 04/15/2053	672,288
450,000	CAMB Commercial Mortgage Trust(b)(c) Series 2019-LIFE Class A 1.26%, 12/15/2037 1-mo. LIBOR + 1.07%	444,082
425,000	CGDB Commercial Mortgage Trust(b)(c) Series 2019-MOB Class A 1.14%, 11/15/2036 1-mo. LIBOR + 0.95%	424,469
	CHC Commercial Mortgage Trust(b)(c)
	Series 2019-CHC Class A
672,100	1.31%, 06/15/2034 1-mo. LIBOR + 1.12%	631,726
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2019-CHC Class B
298,711	1.69%, 06/15/2034 1-mo. LIBOR + 1.50%	$ 276,281
	Commercial Mortgage Pass Through Certificates
	Series 2014-CR14 Class A4
365,000	4.24%, 02/10/2047(d)	396,207
	Series 2014-CR19 Class A5
500,000	3.80%, 08/10/2047	544,485
512,245	HPLY Trust(b)(c) Series 2019-HIT Class A 1.18%, 11/15/2036 1-mo. LIBOR + 1.00%	484,037
	Lanark Master Issuer PLC(b)(c)
	Series 2019-1A Class 1A1
380,000	1.14%, 12/22/2069 3-mo. LIBOR + 0.77%	380,224
	Series 2020-1A Class 2A
450,000	GBP, 0.92%, 12/22/2069 3-mo. SONIA + 0.57%	557,954
775,000	Morgan Stanley Capital I Trust Series 2019-L2 Class A3 3.81%, 03/15/2052	893,662
1,000,000	NYT Mortgage Trust 1.58%, 12/15/2035	970,041
600,000	Permanent Master Issuer PLC(b)(c) Series 2019-1A Class 1A1 1.77%, 07/15/2058 3-mo. LIBOR + 0.55%	598,793
	Silverstone Master Issuer PLC(b)(c)
	Series 2019-1A Class 2A
423,400	GBP, 1.24%, 01/21/2070 3-mo. SONIA + 0.75%	527,632
	Series 2020-15A Class A
475,000	GBP, 0.91%, 01/21/2070 3-mo. SONIA + 0.47%	588,194
		8,872,604
U.S. Government Agency — 1.42%
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K087 Class A2
125,000	3.77%, 12/25/2028	150,019
	Series K088 Class A2
575,000	3.69%, 01/25/2029	686,812
	Series K159 Class A2
375,000	3.95%, 11/25/2030(d)	454,834
	Series KC02 Class A2
325,000	3.37%, 07/25/2025	352,834

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
	Series KL3W Class AFLW
420,000	0.63%, 08/25/2025(c) 1-mo. LIBOR + 0.45%	$ 421,735
28,850	Government National Mortgage Association(d) 3.90%, 07/20/2062	29,568
	Seasoned Credit Risk Transfer Trust
	Series 2017-4 Class M45T
325,359	4.50%, 06/25/2057	365,463
	Series 2018-4 Class M55D
473,898	4.00%, 03/25/2058	521,367
	Series 2019-1 Class MA
687,583	3.50%, 07/25/2058	748,293
	Series 2019-3 Class M55D
360,695	4.00%, 10/25/2058	400,579
	Seasoned Loans Structured Transaction Trust
	Series 2018-2 Class A1
503,522	3.50%, 11/25/2028	549,011
	Series 2019-1 Class A2
400,000	3.50%, 05/25/2029	444,947
	Series 2019-2 Class A1C
584,665	2.75%, 09/25/2029	617,288
	Series 2019-3 Class A2C
500,000	2.75%, 11/25/2029	531,218
		6,273,968
TOTAL MORTGAGE-BACKED SECURITIES — 3.44% (Cost $14,655,442)		$ 15,146,572
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
30,000,000	1.50%, 11/30/2021	30,563,672
15,750,000	2.50%, 01/15/2022	16,311,709
3,560,000	1.50%, 10/31/2024	3,752,602
25,000,000	0.38%, 04/30/2025	25,113,281
4,250,000	2.88%, 05/31/2025	4,785,566
3,874,000	2.63%, 12/31/2025	4,353,861
2,100,000	1.63%, 02/15/2026	2,246,672
957,000	2.13%, 05/31/2026	1,053,934
2,100,000	1.63%, 10/31/2026	2,255,941
Principal Amount(a)		Fair Value
U.S. Treasury Bonds and Notes — (continued)
2,945,000	2.00%, 11/15/2026	$ 3,233,863
11,800,000	1.13%, 02/28/2027	12,311,641
TOTAL U.S. TREASURY BONDS AND NOTES — 24.08% (Cost $105,101,485)		$105,982,742
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 3.08%
	Japan Treasury Discount Bill
$ 35,750,000	JPY, (0.15%), 08/11/2020	331,152
130,600,000	JPY, (0.17%), 09/10/2020	1,209,935
917,500,000	JPY, (0.17%), 09/14/2020	8,500,328
122,000,000	JPY, (0.17%), 09/23/2020	1,130,347
136,000,000	JPY, (0.18%), 10/12/2020	1,260,201
80,000,000	JPY, 0.00%, 11/25/2020	741,499
24,476,500	Letras de la Nacion Argentina con Ajuste por CER ARS, (11.15%), 12/04/2020	364,798
		13,538,260
U.S. Government Agency Bonds and Notes — 1.65%
7,270,000	Federal Home Loan Bank Discount Notes 0.00%, 07/01/2020	7,270,000
U.S. Treasury Bonds and Notes — 1.89%
	U.S. Treasury Bills
2,910,000	0.11%, 07/30/2020(k)	2,909,734
1,200,000	0.09%, 08/06/2020	1,199,892
4,200,000	0.14%, 10/13/2020	4,198,301
		8,307,927
TOTAL SHORT TERM INVESTMENTS — 6.62% (Cost $29,203,017)		$ 29,116,187
TOTAL INVESTMENTS — 96.43% (Cost $418,176,252)		$424,413,431
OTHER ASSETS & LIABILITIES, NET — 3.57%		$ 15,718,901
TOTAL NET ASSETS — 100.00%		$440,132,332

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2020.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Security has no contractual maturity date and pays an indefinite stream of interest.
(f)	Principal amount is stated in 1,000 Brazilian Real Units.
(g)	Zero coupon bond; the interest rate shown is the effective yield at June 30, 2020.
(h)	Principal amount of the security is adjusted for inflation.
(i)	Principal amount is stated in 100 Mexican Peso Units.
(j)	Principal amount is stated in 100 Unidad de Inversion Units.
(k)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
BADLARPP	Argentina Deposit Rate is the interest rate banks charge each other for short-term loans.
BBSW	Bank Bill Swap Rate
CPI	Consumer Price Index
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
SONIA	Sterling Overnight Interbank Average Rate is the effective overnight interest rate paid by banks for unsecured transactions in the British sterling market.
At June 30, 2020, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
10 Year Commonwealth Treasury Bond Long Futures	286	AUD	28,345,460	September 2020	$ 245,298
Canadian 10 Year Bond Long Futures	23	CAD	3,537,860	September 2020	5,492
Euro 10 Year Treasury Note Long Futures	61	EUR	10,226,650	September 2020	152,782
Euro-Bobl Long Futures	31	EUR	4,184,380	September 2020	9,884
Euro-Btp Long Futures	43	EUR	6,186,840	September 2020	150,659
Euro-Bund Short Futures	47	EUR	8,296,440	September 2020	(55,775)
Euro-Buxl Long Futures	19	EUR	4,179,240	September 2020	83,226
Euro-Schatz Short Futures	12	EUR	1,345,680	September 2020	(1,146)
Japan 10 Year Bond Long Futures	42	JPY	6,381,900,000	September 2020	(34,574)
Long Gilt Long Futures	29	GBP	3,991,560	September 2020	25,441
U.S. 10 Year Treasury Note Short Futures	63	USD	8,767,828	September 2020	(26,594)
U.S. 10 Year Treasury Ultra Short Futures	18	USD	2,834,719	September 2020	18,563
U.S. 2 Year Treasury Note Long Futures	43	USD	9,495,609	September 2020	1,029
U.S. 5 Year Treasury Note Long Futures	35	USD	4,400,977	September 2020	10,078
U.S. Long Bond Short Futures	38	USD	6,785,375	September 2020	18,574
U.S. Ultra Bond Short Futures	110	USD	23,997,188	September 2020	(1,118,484)
				Net Depreciation	$ (515,547)
At June 30, 2020, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BA	USD	242,903	EUR	221,000	November 23, 2020	$(6,271)
BB	MXN	216,000,000	USD	9,563,901	September 03, 2020	(251,489)
BB	USD	1,042,025	GBP	840,000	July 31, 2020	1,003
BB	USD	98,503	ZAR	1,650,000	September 17, 2020	4,174
BNP	JPY	22,630,000	USD	209,032	October 26, 2020	965
CIT	CHF	1,815,000	USD	1,922,881	July 31, 2020	(5,367)
CIT	ILS	3,000,000	USD	869,410	September 03, 2020	(1,918)
CIT	JPY	150,202,999	AUD	2,118,549	August 26, 2020	(74,621)
CIT	JPY	156,539,540	AUD	2,045,600	September 10, 2020	36,132
CIT	JPY	4,806,610,000	USD	45,047,385	July 31, 2020	(513,386)
CIT	JPY	342,142,441	USD	3,198,579	October 30, 2020	(23,336)
CIT	SEK	64,220,000	USD	6,918,942	July 31, 2020	(25,159)
CIT	USD	6,906,620	AUD	9,987,000	July 31, 2020	13,877
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CIT	USD	1,370,425	BRL	7,484,743	September 02, 2020	$(1,790)
CIT	USD	659,657	BRL	3,620,000	November 04, 2020	(2,517)
CIT	USD	3,719,072	CAD	5,055,000	July 31, 2020	(4,333)
CIT	USD	473,458	EUR	430,647	November 23, 2020	(12,091)
CIT	USD	743,519	MXN	16,930,000	October 08, 2020	16,744
CIT	USD	312,068	MXN	6,440,000	October 09, 2020	35,643
CIT	USD	1,038,340	MXN	21,471,000	October 13, 2020	117,159
CIT	USD	1,533,892	MXN	31,604,000	October 15, 2020	178,283
CIT	USD	1,417,488	MXN	28,939,000	October 16, 2020	176,333
CIT	USD	1,272,347	MXN	28,653,000	March 11, 2021	63,140
DB	SEK	11,033,000	EUR	1,033,459	August 13, 2020	22,103
DB	SEK	13,566,500	EUR	1,293,329	September 15, 2020	8,727
DB	SEK	13,566,500	EUR	1,291,340	September 16, 2020	3,585
DB	USD	20,700	KRW	24,902,593	July 06, 2020	(13)
DB	USD	2,703,690	KRW	3,308,775,602	November 09, 2020	(57,151)
DB	USD	1,745,505	KRW	2,155,000,000	November 27, 2020	(53,091)
GS	CAD	4,090,000	USD	3,006,091	July 31, 2020	6,518
GS	CHF	416,301	EUR	390,398	August 12, 2020	997
GS	CHF	1,488,151	EUR	1,416,140	August 13, 2020	(18,736)
GS	CHF	1,488,151	EUR	1,358,050	November 12, 2020	51,274
HSB	EUR	200,000	USD	224,889	July 31, 2020	(39)
HSB	GBP	8,395,000	USD	10,484,960	July 31, 2020	(80,935)
HSB	JPY	169,279,087	AUD	2,257,506	September 11, 2020	12,303
HSB	JPY	201,565,175	AUD	2,975,000	September 14, 2020	(166,750)
HSB	JPY	110,134,870	AUD	1,510,000	September 17, 2020	(2,507)
HSB	JPY	91,465,350	USD	841,680	December 08, 2020	7,957
HSB	NZD	7,015,000	USD	4,573,715	July 31, 2020	(46,707)
HSB	USD	685,630	BRL	3,989,948	September 02, 2020	(45,867)
HSB	USD	1,056,978	EUR	940,000	July 21, 2020	181
HSB	USD	946,767	INR	72,600,000	August 26, 2020	(9,348)
HSB	USD	1,533,172	KRW	1,872,310,000	October 20, 2020	(28,633)
HSB	USD	3,148,415	MXN	65,698,854	October 07, 2020	327,755
HSB	USD	5,427,447	SGD	7,560,000	September 03, 2020	1,910
JPM	DKK	2,230,000	USD	339,188	July 31, 2020	(2,762)
JPM	EUR	6,715,000	USD	7,567,362	July 31, 2020	(18,007)
JPM	JPY	498,612,818	AUD	6,974,884	September 14, 2020	(177,419)
JPM	JPY	125,415,488	AUD	1,711,400	November 24, 2020	(1,128)
JPM	JPY	473,000,000	USD	4,435,525	October 30, 2020	(45,863)
JPM	JPY	86,869,140	USD	799,679	December 08, 2020	7,262
JPM	NOK	22,930,300	EUR	2,058,367	July 14, 2020	79,729
JPM	NOK	89,710,000	USD	9,450,039	July 31, 2020	(132,523)
JPM	PLN	38,100,000	USD	9,695,901	September 17, 2020	(62,855)
JPM	USD	2,534,991	BRL	13,139,300	August 04, 2020	123,181
JPM	USD	5,286,388	EUR	4,856,670	November 20, 2020	(188,984)
JPM	USD	4,464,361	EUR	4,057,948	November 23, 2020	(110,916)
JPM	USD	1,067,616	THB	33,000,000	September 03, 2020	(2,095)
MS	PLN	25,870,000	USD	6,580,018	September 17, 2020	(39,155)
MS	SEK	16,600,000	USD	1,781,647	July 31, 2020	302
MS	USD	877,838	EUR	802,250	November 27, 2020	(26,787)
SAH	USD	1,054,829	INR	77,021,000	August 27, 2020	40,596
SAH	USD	1,261,191	INR	92,497,000	August 28, 2020	43,291
UBS	CHF	2,274,523	EUR	2,104,571	November 09, 2020	43,204
UBS	GBP	2,800,000	USD	3,506,675	July 31, 2020	(36,601)
UBS	JPY	2,000,000,000	USD	18,786,310	July 31, 2020	(255,995)
UBS	USD	2,049,769	CHF	1,940,000	July 31, 2020	193
					Net Depreciation	$(1,108,624)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
At June 30, 2020, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount(c)	Value	Upfront Payments/(Receipts)	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Buy/Sell Credit Protection	Payment Frequency
CDX.NA.IG.34 Index(a)	$2,375,000	$27,665	$(13,518)	1.00	June 20, 2025	$41,182	Sell	Quarterly
CDX.NA.HY.34 Index(b)	6,025,000	(47,710)	(282,902)	5.00	June 20, 2025	235,192	Sell	Quarterly
iTraxx Europe Series 33 Version 1	2,350,000	(84,893)	(149,591)	1.00	June 20, 2025	69,129	Sell	Quarterly
					Net Appreciation	$345,503
(a) Based on an index of North American bonds with investment grade credit ratings that trade in the credit default swap market.
(b) Based on an index of North American bonds with high yield grade credit ratings that trade in the credit default swap market.
(c) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
At June 30, 2020, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Rate Paid by the Fund	Notional Amount	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
0.73%	6-mo. GBP LIBOR	4,720,000	February 26, 2050	$487,175	Semi-Annual
Abbreviations:
GBP LIBOR	Great British Pound is the average interest rate at which a selection of banks in London are prepared to lend to one another.
Counterparty Abbreviations:
BA	Bank of America Corp
BB	Barclays Bank PLC
BNP	BNP Paribas Securities Corp
CIT	Citigroup Global Markets
DB	Deutsche Bank
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
MS	Morgan Stanley & Co LLC
SAH	Standard Chartered Bank
UBS	UBS AG
Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro Dollar
GBP	British Pound
GHC	Ghanaian Cedi
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar
ZAR	South African Rand
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Summary of Investments by Country as of June 30, 2020.
Country	Fair Value	Percentage of Fund Investments
United States	$220,090,986	51.86%
Japan	43,945,384	10.35
France	16,058,937	3.78
Italy	12,787,552	3.01
Germany	12,512,448	2.95
United Kingdom	10,400,157	2.45
Spain	9,898,964	2.33
Singapore	7,683,190	1.81
Brazil	7,344,130	1.73
Mexico	6,717,684	1.58
Canada	6,358,035	1.50
South Korea	6,240,861	1.47
Belgium	5,837,843	1.38
Netherlands	5,458,161	1.29
Australia	4,972,471	1.17
Norway	4,023,122	0.95
Luxembourg	3,623,228	0.85
India	3,215,977	0.76
Argentina	3,169,022	0.75
Cayman Islands	2,981,908	0.70
Portugal	2,675,692	0.63
Ireland	2,483,065	0.59
Greece	2,456,533	0.58
Malaysia	2,379,736	0.56
Cyprus	2,136,862	0.50
Indonesia	1,720,925	0.41
Colombia	1,548,320	0.36
Philippines	1,520,200	0.36
Thailand	1,465,729	0.35
Ukraine	1,099,795	0.26
United Arab Emirates	1,038,659	0.24
Ghana	938,997	0.22
Finland	897,837	0.21
Israel	797,674	0.19
Qatar	768,617	0.18
Serbia	705,206	0.17
Panama	672,931	0.16
Hungary	668,922	0.16
Denmark	654,556	0.15
Croatia	630,730	0.15
Poland	629,648	0.15
Egypt	584,375	0.14
Togo	572,000	0.13
Romania	423,957	0.10
Peru	399,938	0.09
Chile	382,688	0.09
Venezuela	369,360	0.09
Uruguay	262,971	0.06
Kazakhstan	207,448	0.05
Total	$424,413,431	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2020 (Unaudited)
Great-West Global Bond Fund
ASSETS:
Investments in securities, fair value(a)	$424,413,431
Cash	16,868,132
Cash denominated in foreign currencies, fair value(b)	2,295,881
Cash pledged on futures contracts	610
Cash pledged on forward foreign currency contracts	825,000
Cash pledged on centrally cleared swaps	1,559,674
Interest receivable	2,640,328
Subscriptions receivable	1,148,508
Receivable for investments sold	1,024,622
Variation margin on futures contracts	54,064
Variation margin on centrally cleared swaps	25,031
Unrealized appreciation on forward foreign currency contracts	1,424,519
Total Assets	452,279,800
LIABILITIES:
Payable for director fees	4,140
Payable for investments purchased	9,229,088
Payable for other accrued fees	155,754
Payable for shareholder services fees	9,827
Payable to investment adviser	202,983
Redemptions payable	12,533
Unrealized depreciation on forward foreign currency contracts	2,533,143
Total Liabilities	12,147,468
NET ASSETS	$440,132,332
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,997,183
Paid-in capital in excess of par	447,487,219
Undistributed/accumulated deficit	(12,352,070)
NET ASSETS	$440,132,332
NET ASSETS BY CLASS
Investor Class	$32,919,180
Institutional Class	$407,213,152
CAPITAL STOCK:
Authorized
Investor Class	35,000,000
Institutional Class	150,000,000
Issued and Outstanding
Investor Class	4,104,719
Institutional Class	45,867,109
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$8.02
Institutional Class	$8.88
(a) Cost of investments	$418,176,252
(b) Cost of cash denominated in foreign currencies	$2,311,369
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2020 (Unaudited)
Great-West Global Bond Fund
INVESTMENT INCOME:
Interest	$3,241,282
Income from securities lending	8,238
Foreign withholding tax	(211,338)
Total Income	3,038,182
EXPENSES:
Management fees	1,260,238
Shareholder services fees – Investor Class	59,858
Audit and tax fees	39,420
Custodian fees	119,866
Director's fees	9,604
Legal fees	2,401
Pricing fees	17,875
Registration fees	19,895
Shareholder report fees	1,195
Transfer agent fees	4,087
Other fees	2,676
Total Expenses	1,537,115
Less amount waived by investment adviser	43,237
Net Expenses	1,493,878
NET INVESTMENT INCOME	1,544,304
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments and foreign currency transactions	(15,021,342)
Net realized loss on credit default swaps	(885,778)
Net realized loss on interest rate swaps	(14,424,728)
Net realized gain on futures contracts	1,678,637
Net realized loss on written options	(24,621)
Net realized gain on purchased options	54,921
Net realized gain on forward foreign currency contracts	4,242,890
Net Realized Loss	(24,380,021)
Net change in unrealized appreciation on investments and foreign currency translations	9,229,673
Net change in unrealized appreciation on credit default swaps	209,368
Net change in unrealized appreciation on interest rate swaps	5,692,730
Net change in unrealized depreciation on futures contracts	(532,045)
Net change in unrealized appreciation on forward foreign currency contracts	2,388,566
Net change in unrealized depreciation on purchased options	(90,241)
Net change in unrealized appreciation on written options	33,529
Net Change in Unrealized Appreciation	16,931,580
Net Realized and Unrealized Loss	(7,448,441)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,904,137)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West Global Bond Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$1,544,304	$13,375,703
Net realized gain (loss)	(24,380,021)	10,336,859
Net change in unrealized appreciation (depreciation)	16,931,580	(3,650,820)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,904,137)	20,061,742
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(43,375)	(1,461,533)
Institutional Class	(1,065,193)	(17,484,232)
From Net Investment Income and Net Realized Gains	(1,108,568)	(18,945,765)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	6,842,455	12,823,964
Institutional Class	64,888,098	102,070,351
Shares issued in reinvestment of distributions
Investor Class	43,375	1,461,533
Institutional Class	1,065,193	17,484,232
Shares redeemed
Investor Class	(11,835,579)	(17,783,352)
Institutional Class	(123,113,874)	(59,026,049)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(62,110,332)	57,030,679
Total Increase (Decrease) in Net Assets	(69,123,037)	58,146,656
NET ASSETS:
Beginning of Period	509,255,369	451,108,713
End of Period	$440,132,332	$509,255,369
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	852,402	1,554,510
Institutional Class	7,321,892	11,215,208
Shares issued in reinvestment of distributions
Investor Class	5,388	178,136
Institutional Class	119,550	1,929,023
Shares redeemed
Investor Class	(1,499,572)	(2,157,092)
Institutional Class	(14,186,384)	(6,466,229)
Net Increase (Decrease)	(7,386,724)	6,253,556
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2020(Unaudited)	$ 8.09	0.01	(0.07)	(0.06)	-	(0.01)	-	(0.01)	$8.02	(0.86%) (d)
12/31/2019	$ 8.07	0.20	0.13	0.33	-	(0.31)	-	(0.31)	$8.09	4.07%
12/31/2018	$ 8.34	0.30	(0.32)	(0.02)	-	(0.22)	(0.03)	(0.25)	$8.07	(0.27%)
12/31/2017	$ 8.34	0.33	(0.17)	0.16	(0.16)	-	-	(0.16)	$8.34	1.95%
12/31/2016	$ 8.21	0.19	0.12	0.31	(0.07)	(0.11)	-	(0.18)	$8.34	2.97%
12/31/2015	$ 9.03	0.14	(0.27)	(0.13)	(0.23)	(0.35)	(0.11)	(0.69)	$8.21	(4.19%)
Institutional Class
06/30/2020(Unaudited)	$ 8.95	0.03	(0.08)	(0.05)	-	(0.02)	-	(0.02)	$8.88	(0.75%) (d)
12/31/2019	$ 8.91	0.25	0.14	0.39	-	(0.35)	-	(0.35)	$8.95	4.39%
12/31/2018	$ 9.20	0.35	(0.35)	0.00	-	(0.26)	(0.03)	(0.29)	$8.91	0.06%
12/31/2017	$ 9.16	0.40	(0.20)	0.20	(0.16)	-	-	(0.16)	$9.20	2.47%
12/31/2016	$ 8.98	0.24	0.13	0.37	(0.07)	(0.12)	-	(0.19)	$9.16	3.29%
12/31/2015 (e)	$10.00	0.27	(0.59)	(0.32)	(0.23)	(0.36)	(0.11)	(0.70)	$8.98	(5.54%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$ 32,919	1.12% (g)	1.01% (g)	0.18% (g)	77% (d)
12/31/2019	$ 38,388	1.07%	1.01%	2.46%	73%
12/31/2018	$ 41,754	1.12%	1.01%	3.60%	123%
12/31/2017	$ 47,461	1.22%	1.13%	3.88%	55%
12/31/2016	$ 54,085	1.30%	1.30%	2.32%	50%
12/31/2015	$ 71,085	1.30%	1.30%	1.55%	49%
Institutional Class
06/30/2020 (Unaudited)	$407,213	0.67% (g)	0.66% (g)	0.76% (g)	77% (d)
12/31/2019	$470,867	0.65%	0.65%	2.79%	73%
12/31/2018	$409,355	0.70%	0.66%	3.80%	123%
12/31/2017	$329,358	0.82%	0.78%	4.24%	55%
12/31/2016	$298,199	0.95%	0.95%	2.66%	50%
12/31/2015 (e)	$300,409	0.95% (g)	0.95% (g)	4.26% (g)	49%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-six funds. Interests in the Great-West Global Bond Fund (the Fund) are included herein. The investment objective of the Fund is to seek current income with capital appreciation and growth of income. The Fund is non-diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. This report includes information for the Investor Class and Institutional Class; Class L has not yet been capitalized.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 30, 2020

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.

Semi-Annual Report - June 30, 2020

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2020, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 17,059,634	$ —	$ 17,059,634
Corporate Bonds and Notes	—	104,031,878	—	104,031,878
Foreign Government Bonds and Notes	—	153,076,418	—	153,076,418
Mortgage-Backed Securities	—	15,146,572	—	15,146,572
U.S. Treasury Bonds and Notes	—	105,982,742	—	105,982,742
Short Term Investments	—	29,116,187	—	29,116,187
Total investments, at fair value:	0	424,413,431	0	424,413,431
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	1,424,519	—	1,424,519
Credit Default Swaps(a)	—	345,503	—	345,503
Futures Contracts(a)	721,026	—	—	721,026
Interest Rate Swaps(a)	—	487,175	—	487,175
Total Assets	$ 721,026	$ 426,670,628	$ 0	$ 427,391,654
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(2,533,143)	—	(2,533,143)
Futures Contracts(a)	$ (1,236,573)	$ —	$ —	$ (1,236,573)
Total Liabilities	$ (1,236,573)	$ (2,533,143)	$ 0	$ (3,769,716)
(a)	Credit Default Swaps, Futures Contracts, Forward Foreign Currency Contracts and Interest Rate Swaps are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received

Semi-Annual Report - June 30, 2020

or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, market discount adjustments, and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2020 were as follows:
Federal tax cost of investments	$418,319,699
Gross unrealized appreciation on investments	21,945,118
Gross unrealized depreciation on investments	(16,642,879)
Net unrealized appreciation on investments	$5,302,239
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including credit default swaps, interest rate swaps, futures contracts, forward foreign currency contracts, purchased options and written options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.

Semi-Annual Report - June 30, 2020

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties. These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Collateral or margin requirements are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Options
The Fund may buy and sell put and call options, or write put and call options to increase, decrease, or change the level or types of exposure to market risk factors. When an option is purchased, the Fund is entitled to buy and sell a specified number of shares or units of a particular security, currency, or index at a specified price at a specified date or within a specified period of time. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option. A purchased call or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price. Options can be an over-the-counter transaction or maybe executed on a registered exchange and cleared through a clearing-house associated with the exchange. The use of options may involve risks such as the Fund paying a premium without the option being exercised, or that the clearinghouse will fail to perform its obligations. The risk in writing a call option is the market price of the underlying security increasing above the strike price and the option being exercised. The risk in writing a put option is the market price of the underlying security decreasing below the strike price and the option being exercised. When writing options, the Fund has the additional risk that there may be an illiquid market where the Fund is unable to close the contact. The risk in buying an option is that the Fund pays a premium for the option, and the option may be worth less than the premium paid or expire worthless.
Purchased options, if any, are reported in the Schedule of Investments. Written options, if any, are disclosed in a table following the Schedule of Investments. Upon purchasing a put or call option for a premium, the premium paid is recorded as an investment and its value is marked-to-market daily. When the Fund writes an option, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the option written. When options expire, exercised or closed, the realized gain or loss is included on the Statement of Operations. The Fund held an average market value of $3,814,286 and $2,928,571 in purchased options and written options, respectively, for the reporting period. As of June 30, 2020, there were no purchased or written options held.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

Semi-Annual Report - June 30, 2020

Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 156 futures contracts, net of both long and short positions, for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average notional amount of $256,834,254 in forward contracts for the reporting period.
Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps).
Credit default swaps, if any, are reported in a table following the Schedule of Investments. For centrally cleared credit default swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared credit default swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Any upfront premiums paid or received upon entering into a swap are capitalized and amortized to income ratably over the term of the swap. Upfront premiums are disclosed as upfront premiums paid/received in a table following the Schedule of Investments. The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within variation margin on the Statement of Assets and Liabilities. Upon the termination of swap contracts, the net gain or loss is recorded as net realized gain or loss on credit default swaps on the Statement of Operations.
Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. The Fund held an average notional amount of $8,937,143 in credit default swaps for the reporting period.

Semi-Annual Report - June 30, 2020

Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps).
For centrally cleared interest rate swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared interest rate swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as realized gain or loss on the Statement of Operations.
The Fund has entered into interest rate swaps in which it either pays or receives a fixed interest rate and pays or receives a floating interest rate. Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Fund upon early termination of the swap. The Fund held an average notional amount of $201,129,143 in interest rate swaps for the reporting period. Interest rate swaps are reported in a table following the Schedule of Investments.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2020 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts (swaps)	Net unrealized appreciation on credit default swaps	$ 345,503(a)
Interest rate contracts (swaps)	Net unrealized appreciation on interest rate swaps	$ 487,175(a)
Interest rate contracts (futures contracts)	Net unrealized appreciation on futures contracts	$ 721,026(a)	Net unrealized depreciation on futures contracts	$(1,236,573) (a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$1,424,519	Unrealized depreciation on forward foreign currency contracts	$(2,533,143)
(a)Includes cumulative appreciation of interest rate contracts, credit contracts, and futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Semi-Annual Report - June 30, 2020

The effect of derivative investments for the period ended June 30, 2020 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Interest rate contracts (futures contracts)	Net realized gain on futures contracts	$ 1,678,637	Net change in unrealized depreciation on futures contracts	$(532,045)
Credit contracts (swaps)	Net realized loss on credit default swaps	$ (885,778)	Net change in unrealized appreciation on credit default swaps	$209,368
Interest rate contracts (swaps)	Net realized loss on interest rate swaps	$(14,424,728)	Net change in unrealized depreciation on interest rate swaps	$5,692,730
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$ 4,242,890	Net change in unrealized appreciation on forward foreign currency contracts	$2,388,566
Interest rate contracts (purchased options)	Net realized gain on purchased options	$ 54,921	Net change in unrealized depreciation on purchased options	$(90,241)
Interest rate contracts (written options)	Net realized loss on written options	$ (24,621)	Net change in unrealized appreciation on written options	$ 33,529
Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at June 30, 2020.
		Gross Amounts Not Offset on the Statement of Assets and Liabilities
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Investments Collateral Received	Cash Collateral Pledged (Received)(b)	Net Amount
Derivative Assets (forward contracts)	$ 1,424,519	$(1,299,614)	$—	$ —	$ 124,904
Derivative Liabilities (forward contracts)	$(2,533,143)	$ 1,299,614	$—	$825,000	$(408,529)
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities. Variation margin related to futures contracts and centrally cleared swaps are excluded from these reported amounts.
(b) Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral pledged (received) by the Fund may exceed these reported amounts.

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.58% of the Fund’s average daily net assets up to $1 billion dollars, 0.53% of the Fund’s average daily net assets over $1 billion dollars and 0.48% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.

Semi-Annual Report - June 30, 2020

The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.66% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2021 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2020, the amounts subject to recoupment were as follows:
Expires December 31, 2020	Expires December 31, 2021	Expires December 31, 2022	Expires June 30, 2023	Recoupment of Past Reimbursed Fees by the Adviser
$190,780	$188,556	$25,162	$43,237	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Franklin Advisers, Inc and Mellon Investments Corp. The Adviser is responsible for compensating the Sub-Advisers for their services.
Effective April 29, 2020, Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class. Prior to April 29, 2020, GWL&A provided the Shareholder Services pursuant to an agreement between Great-West Funds and GWL&A.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-six funds for which they serve as directors was $565,500 for the fiscal period ended June 30, 2020.
5.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $128,747,603 and $184,722,805, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $147,551,187 and $109,108,124, respectively.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 30, 2020, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Semi-Annual Report - June 30, 2020

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2020 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 11, 2020. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2020 (the “April Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West Global Bond Fund (the “Fund”), a series of the Company, (ii) the investment sub-advisory agreement (the “Franklin Sub-Advisory Agreement”) by and among the Company, GWCM and Franklin Advisers, Inc. (“Franklin”), with respect to the Fund; and (iii) the investment sub-advisory agreement (the

“Mellon Sub-Advisory Agreement”) by and among the Company, GWCM and Mellon Investments Corporation (“Mellon” and together with Franklin, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund. (The Franklin Sub-Advisory Agreement and Mellon Sub-Advisory Agreement are referred to together as the “Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement.”)
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, GWCM is responsible for allocating the Fund’s assets among one or more sub-advisers—including, in this case, each of Franklin and Mellon. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and re-investment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 10, 2020 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel at the April Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted in their deliberations by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and each Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as each Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. With respect to GWCM, the Board noted recent and anticipated system and process enhancements, such as the conversion to an industry-leading portfolio and risk analytics tool and the anticipated implementation of a new trade order management and compliance tool, as well as updates to the investment accounting application, and GWCM’s efforts generally to ensure that third-party programs used to service the Fund are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. In this regard, the Board took into account GWCM’s communications with the Board in light of recent market volatility amidst the coronavirus pandemic.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Advisers.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared to a benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2019 with respect to the Investor Class, and for the Institutional Class, annualized returns for the one- and three-year periods ended December 31, 2019. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that for the one-, three-, five- and ten-year periods ended December 31, 2019, the annualized returns of the Fund’s Investor Class were in the fourth, fifth, fourth and third quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), equaling the performance universe median for the ten-year period ended December 31, 2019. As to the Institutional Class, the annualized returns were in the fourth and fifth quintiles of its performance universe for the one- and three-year periods ended December 31, 2019, respectively. The Board also observed that the Fund underperformed the benchmark for each period reviewed, with the exception of the returns of the Fund’s Investor Class for the ten-year period ended December 31, 2019. In light of the performance data, the Board determined to consider the annualized returns of the Fund for the two-year period ended December 31, 2019, and observed that the annualized returns of each class exceeded the performance universe median for the period, ranking in the third and second quintiles of the performance universe for the Investor Class and Institutional Class, respectively.
In evaluating the Fund’s investment performance and the performance of each Sub-Adviser, the Board noted that Mellon commenced management of its allocated portion of the Fund’s portfolio in August 2018. The Board also took into account each Sub-Adviser’s investment decision-making process, the organization and experience of its investment personnel and its portfolio risk controls. In addition, the Board considered each Sub-Adviser’s performance attribution commentary, including explanations regarding the impact of particular exposures and strategies on the performance of its sleeve of the Fund, such as currency exposures, yield curve positioning and interest rate strategies, among other things.
The Board also considered GWCM’s processes for overseeing and analyzing each Sub-Adviser’s performance. In this connection, the Board took into account GWCM’s efforts to seek to improve the Fund’s performance, including by recommending the engagement of Mellon in August 2018 and, in light of Franklin’s recent underperformance, by reducing Franklin’s allocation of the Fund’s portfolio from 50% to 40% effective March 20, 2020.
The Board determined that it was satisfied with the explanations for, oversight of, and information provided regarding, the Fund’s investment performance.

Costs and Profitability
The Board received and considered information regarding the cost of services provided by GWCM and Mellon from their relationships with the Fund. The Board also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fees, and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Lipper investment classification and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2021, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Advisers and that such fee was negotiated at arm’s length between GWCM and each Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance.
The Board observed that the Fund’s Contractual Management Fee for each class was lower than the median contractual management fee of its respective peer group of funds. The Board also noted that the Fund’s Institutional Class total annual operating expense ratio was in the second quintile of its peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses), which was lower than the peer group median. The Fund’s Investor Class total annual operating expense ratio was in the third quintile of its peer group and equal to the peer group median.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by each Sub-Adviser to a U.S. retail mutual fund it manages with similar investment objectives and strategies as the Fund and noted that, based on the information provided by each Sub-Adviser, any fees charged by each Sub-Adviser to its other retail product were competitive with the fee charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and each Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by Mellon. The Board reviewed the financial statements from GWCM and the Sub-Advisers and profitability information from GWCM and Mellon. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes, as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. The Board also noted that Franklin did not provide an estimate of profits related to the Fund and considered that since the agreement with Franklin is arm’s length, such information regarding Franklin was not relevant to its consideration of the continuation of the Franklin Sub-Advisory Agreement.

Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and Mellon were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. The Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to shareholders. In its evaluation the Board noted that both the management fee schedule and the sub-advisory fee schedule for the Franklin Sub-Advisory Agreement contained breakpoints that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased. The Board considered that, although the breakpoints in the Franklin sub-advisory fee schedule take effect at lower asset levels than for the management fee, the sub-advisory fee under the Franklin Sub-Advisory Agreement is paid by GWCM out of the management fee that it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s length. In addition, the Board reviewed data provided by Broadridge regarding the percentage of the management fee retained by GWCM, which, although above the median of the Fund’s Lipper investment classification, was attributable—in GWCM’s view—to the low sub-advisory fees negotiated by GWCM relative to the peer group, as well as the peer group’s particular parameters, as to asset size and the limited number of constituents, that limited the utility of the analysis. The Board also recalled its observation that the Fund’s Contractual Management Fee for each class was lower than the median contractual management fee of its respective peer group of funds
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM or each Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted Franklin’s statement that it may benefit indirectly from its relationship with the Fund, including through the reputational benefit of being employed by GWCM and—to the extent that Franklin includes the Fund’s assets and performance record in composites it uses—contribute to Franklin’s ability to obtain additional clients for its investment management services. As to Mellon, the Board noted the Sub-Adviser’s statement that it cannot estimate any indirect benefits to be received.
The Board also noted where services were provided or proposed to be provided to the Fund by affiliates of GWCM, including, in particular, the various recordkeeping, administrative and shareholder services to be provided by Empower Retirement, LLC (“Empower”) pursuant to a new shareholder services agreement, effective April 29, 2020. Great-West Life & Annuity Insurance Company (“GWL&A”), the parent company of Empower and GWCM, previously provided shareholder services pursuant to an agreement dated May 1, 2015. At the April Meeting, the Board, including the Independent Directors, considered and—after taking into account, among other things, the fee proposed to be paid to Empower—approved the new shareholder services agreement in connection with an internal restructuring of the business and employees of GWL&A and Empower. In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27, 2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 20, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 20, 2020
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 20, 2020